ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income Loss
Accumulated other comprehensive income (loss)
	At December 31	At December 31
(in thousands)	2020	2019

Cumulative foreign currency translation	$413	$410
Unamortized experience gain – post employment liability
Gross	1,847	983
Tax effect	(485)	(259)
	$1,775	$1,134